Schedule of contractual maturities of the undiscounted cash flows of financial liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 08, 2022 CZK (Kč)
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 4,826	$ 4,388
Bank loan	32	71	Kč 2,500,000
Lease obligations	340	257
Financial liabilities	211
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	4,409	4,198
Project financing
Government loans	31	33
Bank loan	9	11
Loan payable	31
Lease obligations	93	91
Financial liabilities	4,573	4,333
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	217
Project financing
Government loans	31	33
Bank loan	9	11
Loan payable	31
Lease obligations	96	88
Financial liabilities	384	132
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	200	190
Project financing
Government loans	70	67
Bank loan	16	23
Loan payable	62
Lease obligations	145	108
Financial liabilities	493	388
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Project financing	167	182
Government loans	8	132
Bank loan		42
Loan payable	124
Lease obligations	128	161
Financial liabilities	427	517
Later Than Two Years And Not Later Than Twenty Eight Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Project financing
Government loans	207	216
Bank loan
Loan payable	66
Lease obligations	53	50
Financial liabilities	$ 326	$ 266